Leases (Details 4)	Dec. 31, 2024 USD ($)
Finance Leases
2025	$ 304,758
2026	311,451
2027	320,076
2028	322,163
2029	324,303
Subsequent to 2029	2,114,847
Total	3,697,598
Less amount representing interest	(499,490)
Present value of net minimum lease payments	$ 3,198,108